Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of initial fixed $100 investment based on :

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for non-PEO NEOs	Average Compensation Actually Paid to non-PEO NEOs	Total Shareholder Return ($)	Peer Group Total Shareholder Return	Net Income ($ million)	Adjusted EBITDA ($ million)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$4,660,482	$5,412,851	$1,763,694	$1,971,105	134.28	113.29	96.5	253.5
2021	$4,725,711	$5,284,446	$1,737,959	$2,056,415	119.3	108.68	118.5	250.9
2020	$3,714,562	$3,686,996	$1,671,398	$1,606,676	98.09	102.37	98.6	251.9

Column (b). Reflects the total compensation amounts reported in the Summary Compensation Table for our President and CEO, A. William Higgins, for the years shown.

Column (c). “Compensation actually paid” to our CEO in each of 2020, 2021 and 2022 reflects the respective amounts shown in Column (b) of the table above, adjusted as set forth in the table below, as required by SEC rule.

Company Selected Measure Name	AIN Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]	Column (b). Reflects the total compensation amounts reported in the Summary Compensation Table for our President and CEO, A. William Higgins, for the years shown.Column (d). Reflects the average total compensation amounts reported in the Summary Compensation Table for all NEOs other that President and CEO, A. William Higgins. For all applicable years, our non-CEO NEOs were Stephen Nolan, Daniel Halftermeyer, Greg Harwell and Joseph Gaug.
Peer Group Issuers, Footnote [Text Block]	Column (g). For the relevant year, represents the cumulative total shareholder return (TSR) for the Company’s compensation benchmarking peer groups. For 2022, this group is the same group identified on page 29. However, prior to 2022, the benchmarking peer group consisted of: Aerojet Rocketdyne Holdings Inc, Barnes Group Inc, Curtiss-Wright Corp, Donaldson Company Inc, Esco Technologies Inc, Glatfelter Corp, Heico Corp, Hexcel Corp, Kadant Inc, Kaman Corp, Mativ Holdings Inc, Teledyne Technologies Inc, Trimas Corp and Woodward Inc. The TSRs shown reflect the differing peer groups for the applicable periods.
PEO Total Compensation Amount	$ 4,660,482	$ 4,725,711	$ 3,714,562
PEO Actually Paid Compensation Amount	$ 5,412,851	5,284,446	3,686,996
Adjustment To PEO Compensation, Footnote [Text Block]	Column (c). “Compensation actually paid” to our CEO in each of 2020, 2021 and 2022 reflects the respective amounts shown in Column (b) of the table above, adjusted as set forth in the table below, as required by SEC rule.

Year	2020	2021	2022
CEO	Higgins	Higgins	Higgins

SCT Total Compensation ($)	$3,714,562	$4,725,711	$4,660,482

Less: Stock Award Values reported in SCT for the applicable year ($)	$1,700,000	$2,000,000	$2,200,000

Plus: YE Fair Value of Stock Awards granted in the applicable year ($)	$1,672,434	$2,216,367	$2,522,129

Change in Fair Value of outstanding unvested stock awards from prior years ($)	$—	$342,368	$442,425

Change in Fair Value of Stock Awards from prior years that vested in the applicable year ($)	$—	$—	$(12,185)

Less: Fair value of Stock Awards forfeited during the applicable year	$—	$—	$—

Less: Aggregate change in Actuarial Present Value of accumulated pension benefit	$—	$—	$—

Plus: Aggregate Service cost and prior year costs for pension benefit	$—	$—	$—

Compensation Actually Paid	$3,686,996	$5,284,446	$5,412,851

Column (d). Reflects the average total compensation amounts reported in the Summary Compensation Table for all NEOs other that President and CEO, A. William Higgins. For all applicable years, our non-CEO NEOs were Stephen Nolan, Daniel Halftermeyer, Greg Harwell and Joseph Gaug.

Column (e). Average “Compensation actually paid” to our CEO in each of 2020, 2021 and 2022 reflects the respective amounts shown in Column (b) of the table above, adjusted as set forth in the table below, as required by SEC rule.

Non-PEO NEO Average Total Compensation Amount	$ 1,763,694	1,737,959	1,671,398
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,971,105	2,056,415	1,606,676
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Column (e). Average “Compensation actually paid” to our CEO in each of 2020, 2021 and 2022 reflects the respective amounts shown in Column (b) of the table above, adjusted as set forth in the table below, as required by SEC rule.

Year	2020	2021	2022
	(Average)	(Average)	(Average)

SCT Total Compensation ($)	$1,671,398	$1,737,959	$1,763,694

Less: Stock Award Values reported in SCT for the applicable year ($)	$481,304	$545,079	$630,813

Plus: YE Fair Value of Stock Awards granted in the applicable year ($)	$467,851	$603,614	$723,158

Change in Fair Value of outstanding unvested stock awards from prior years ($)	$(19,525)	$161,065	$123,341

Change in Fair Value of Stock Awards from prior years that vested in the applicable year ($)	$(31,744)	$98,856	$—

Less: Fair value of Stock Awards forfeited during the applicable year ($)	$—	$—	$8,275

Less: Aggregate change in Actuarial Present Value of accumulated pension benenfit ($)	$—	$—	$—

Plus: Aggregate Service cost and prior year costs for pension benefit	$—	$—	$—

Compensation Actually Paid	$1,606,676	$2,056,415	$1,971,105

Column (f). For the relevant year, represents the cumulative total shareholder return (TSR) for the Company for the measurement period ending December 31, 2022, 2021 and 2020, respectively. TSR assumes that $100 was invested on December 31, 2019, and that dividends for reinvested when and as paid.

Column (g). For the relevant year, represents the cumulative total shareholder return (TSR) for the Company’s compensation benchmarking peer groups. For 2022, this group is the same group identified on page 29. However, prior to 2022, the benchmarking peer group consisted of: Aerojet Rocketdyne Holdings Inc, Barnes Group Inc, Curtiss-Wright Corp, Donaldson Company Inc, Esco Technologies Inc, Glatfelter Corp, Heico Corp, Hexcel Corp, Kadant Inc, Kaman Corp, Mativ Holdings Inc, Teledyne Technologies Inc, Trimas Corp and Woodward Inc. The TSRs shown reflect the differing peer groups for the applicable periods.

Column (h). Reflects “Net Income” as shown in the Company’s Consolidated Income Statements included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2022, 2021 and 2020.

Column (i). AIN Adjusted EBITDA was chosen as the “company selected financial metric” as it is the most heavily weighted of the annual performance measurement metric used in our executive compensation program (see pp. 32-33).

For the purposes of this disclosure, it is presumed that performance achievement level will be at target for any unvested performance shares (see page__). No dividends are paid or accrued on any unvested equity awards. No adjustments were made relative to pension benefits, as Mr. Halftermeyer is the only PEO or NEO who participates in a defined benefit pension plan. As a non-U.S. citizen, Mr. Halftermeyer participates in foreign pension schemes, and the costs of his retirement benefits are paid through defined premium costs which are already included in his summary compensation table totals.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Most Important Performance Metrics
•AIN Adjusted EBITDA
•MC Adjusted EBITDA
•AEC Adjusted EBITDA
•AIN TRIR

Total Shareholder Return Amount	$ 134.28	119.3	98.09
Peer Group Total Shareholder Return Amount	113.29	108.68	102.37
Net Income (Loss)	$ 96,500,000	$ 118,500,000	$ 98,600,000
Company Selected Measure Amount	253,500,000	250,900,000	251,900,000
PEO Name	A. William Higgins
Additional 402(v) Disclosure [Text Block]	Column (f). For the relevant year, represents the cumulative total shareholder return (TSR) for the Company for the measurement period ending December 31, 2022, 2021 and 2020, respectively. TSR assumes that $100 was invested on December 31, 2019, and that dividends for reinvested when and as paid.Column (h). Reflects “Net Income” as shown in the Company’s Consolidated Income Statements included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2022, 2021 and 2020.For the purposes of this disclosure, it is presumed that performance achievement level will be at target for any unvested performance shares (see page__). No dividends are paid or accrued on any unvested equity awards. No adjustments were made relative to pension benefits, as Mr. Halftermeyer is the only PEO or NEO who participates in a defined benefit pension plan. As a non-U.S. citizen, Mr. Halftermeyer participates in foreign pension schemes, and the costs of his retirement benefits are paid through defined premium costs which are already included in his summary compensation table totals.
Relationship between “Compensation Actually Paid” and Performance
The graphs below show the relationship of “compensation actually paid” to our CEO and other named executive officers in 2020, 2021 and 2022 to (1) the TSR or both the Company and our compensation peer benchmarking groups, (2) the Company’s net income, and (3) the Company’s adjusted EBITDA.

Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	•AIN Adjusted EBITDA
Non-GAAP Measure Description [Text Block]	Column (i). AIN Adjusted EBITDA was chosen as the “company selected financial metric” as it is the most heavily weighted of the annual performance measurement metric used in our executive compensation program (see pp. 32-33).
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	•MC Adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	•AEC Adjusted EBITDA
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	•AIN TRIR
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 2,200,000	$ 2,000,000	$ 1,700,000
PEO [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,522,129	2,216,367	1,672,434
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	442,425	342,368	0
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(12,185)	0	0
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	630,813	545,079	481,304
Non-PEO NEO [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	723,158	603,614	467,851
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	123,341	161,065	(19,525)
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	98,856	(31,744)
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,275	0	0
Non-PEO NEO [Member] | Change in Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0